Subsidiary Guarantors	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsidiary Guarantors
Subsidiary Guarantors

J.                          Subsidiary Guarantors

The Company anticipates filing a registration statement on Form S-3 with the SEC to register, among other securities, debt securities. The subsidiaries of the Company (Subsidiaries) will be co-registrants with the Company, and the registration statement will register guarantees of debt securities by one or more of the Subsidiaries (other than EQT Midstream Finance Corporation, a 100 percent owned subsidiary of the Company whose sole purpose is to act as co-issuer of such debt securities). The Subsidiaries are 100 percent owned by the Company and any guarantees by the Subsidiaries will be full and unconditional. The Company has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Company by dividend or loan. In the event that more than one of the Subsidiaries provide guarantees of any debt securities issued by the Company, such guarantees will constitute joint and several obligations. None of the assets of the Company or the Subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended.

16.      Subsidiary Guarantors

The Company anticipates filing a registration statement on Form S-3 with the SEC to register, among other securities, debt securities. The subsidiaries of the Company (Subsidiaries) will be co-registrants with the Company, and the registration statement will register guarantees of debt securities by one or more of the Subsidiaries (other than EQT Midstream Finance Corporation, a 100 percent owned subsidiary of the Company whose sole purpose is to act as co-issuer of such debt securities). The Subsidiaries are 100 percent owned by the Company and any guarantees by the Subsidiaries will be full and unconditional. The Company has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Company by dividend or loan. In the event that more than one of the Subsidiaries provide guarantees of any debt securities issued by the Company, such guarantees will constitute joint and several obligations. None of the assets of the Company or the Subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended.